PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Useful Life	March 31, 2015	December 31, 2014
Cost:
Furniture and equipment	3 – 7 years	$3,059,000	$2,930,000
Accumulated depreciation:		(2,177,000)	(2,114,000)
Property and equipment, net		$882,000	$816,000
Depreciation expense amounted to approximately $63,000 and $52,000 for the three months ended March 31, 2015 and 2014, respectively.

6 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Useful Life (years)	December 31,
		2014	2013
Cost:
Furniture and equipment	3 – 7 years	$2,930,000	$2,633,000
Accumulated depreciation		(2,114,000)	(1,827,000)
Property and equipment, net		$816,000	$806,000
Depreciation of property and equipment amounted to $287,000 and $393,000 for the years ended December 31, 2014 and 2013, respectively. The Company reclassified inventory totaling $163,000 into equipment in 2014.
Impairment of property and equipment amounted to $0 and $896,000 for the years ended December 31, 2014 and 2013, respectively. The impairment charge of $896,000 in 2013 was related to hardware with a cost of $2,193,000 and an accumulated depreciation of $1,297,000.